American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income ETF (AVIG)
May 31, 2026

Avantis Core Fixed Income ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 63.2%
Aerospace and Defense — 0.9%
General Dynamics Corp., 4.25%, 4/1/40	2,056,000	1,848,266
Lockheed Martin Corp., 4.70%, 12/15/31	2,713,000	2,740,427
Lockheed Martin Corp., 3.90%, 6/15/32	1,173,000	1,137,514
Lockheed Martin Corp., 5.25%, 1/15/33	2,345,000	2,435,757
Lockheed Martin Corp., 4.75%, 2/15/34	1,176,000	1,172,837
Lockheed Martin Corp., 4.80%, 8/15/34	1,339,000	1,336,644
Lockheed Martin Corp., 4.50%, 5/15/36	2,140,000	2,083,083
RTX Corp., 5.15%, 2/27/33	315,000	321,405
RTX Corp., 6.10%, 3/15/34	181,000	194,618
RTX Corp., 6.05%, 6/1/36	870,000	935,669
RTX Corp., 4.45%, 11/16/38	516,000	478,935
Textron, Inc., 3.90%, 9/17/29	1,745,000	1,705,378
Textron, Inc., 2.45%, 3/15/31	926,000	837,178
		17,227,711
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., 4.875%, 3/3/33	2,077,000	2,109,423
United Parcel Service, Inc., 5.15%, 5/22/34	650,000	665,661
United Parcel Service, Inc., 5.25%, 5/14/35(1)	960,000	981,672
United Parcel Service, Inc., 6.20%, 1/15/38	2,859,000	3,111,230
		6,867,986
Automobiles — 0.8%
American Honda Finance Corp., 4.70%, 1/12/28	1,021,000	1,025,076
American Honda Finance Corp., 4.80%, 3/5/30	2,344,000	2,344,789
American Honda Finance Corp., 5.05%, 7/10/31	5,763,000	5,803,263
American Honda Finance Corp., 4.90%, 1/10/34	840,000	829,519
Toyota Motor Credit Corp., 2.15%, 2/13/30	109,000	100,414
Toyota Motor Credit Corp., 4.80%, 1/5/34	712,000	709,112
Toyota Motor Credit Corp., 5.35%, 1/9/35	3,215,000	3,302,197
Toyota Motor Credit Corp., 4.80%, 1/11/36	315,000	309,762
		14,424,132
Banks — 7.4%
African Development Bank, 4.125%, 2/25/27	1,000,000	1,001,440
African Development Bank, 4.375%, 11/3/27	1,815,000	1,824,052
African Development Bank, 3.50%, 9/18/29	1,555,000	1,526,296
Asian Development Bank, 3.125%, 9/26/28	250,000	245,153
Asian Development Bank, 3.625%, 8/28/29	2,558,000	2,523,447
Asian Development Bank, 0.75%, 10/8/30	785,000	680,693
Asian Development Bank, 3.875%, 9/28/32	1,000,000	979,333
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	1,076,000	1,072,513
Asian Infrastructure Investment Bank, 4.00%, 1/18/28	1,027,000	1,026,744
Asian Infrastructure Investment Bank, 4.50%, 1/16/30	2,737,000	2,773,159
Banco Santander SA, 3.80%, 2/23/28	400,000	395,415
Banco Santander SA, 5.57%, 1/17/30	782,000	801,301
Bank of America Corp., 5.875%, 2/7/42	2,687,000	2,785,569
Bank of America Corp., VRN, 3.59%, 7/21/28	800,000	793,185
Bank of America Corp., VRN, 5.20%, 4/25/29	1,296,000	1,312,464
Bank of America Corp., VRN, 4.27%, 7/23/29	415,000	412,587
Bank of America Corp., VRN, 2.50%, 2/13/31	125,000	115,717

Bank of America Corp., VRN, 5.29%, 4/25/34	487,000	494,939
Bank of Montreal, 5.51%, 6/4/31	4,978,000	5,157,182
Bank of Montreal, VRN, 4.64%, 9/10/30	1,750,000	1,752,567
Bank of Nova Scotia, 5.45%, 8/1/29	2,842,000	2,920,555
Bank of Nova Scotia, 2.15%, 8/1/31	3,133,000	2,774,605
Bank of Nova Scotia, 5.65%, 2/1/34	1,354,000	1,414,169
Bank of Nova Scotia, VRN, 4.25%, 2/2/30	782,000	774,194
Bank of Nova Scotia, VRN, 4.81%, 2/2/34	1,000,000	987,482
Barclays PLC, VRN, 5.09%, 2/25/29	395,000	398,160
Barclays PLC, VRN, 4.97%, 5/16/29	485,000	488,006
Barclays PLC, VRN, 4.22%, 5/24/30	2,940,000	2,895,142
Barclays PLC, VRN, 5.37%, 2/25/31	500,000	508,259
Barclays PLC, VRN, 7.44%, 11/2/33	510,000	570,681
Canadian Imperial Bank of Commerce, 3.60%, 4/7/32	3,894,000	3,664,945
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	1,978,000	2,117,719
Capital One NA, 2.70%, 2/6/30	280,000	262,084
Citibank NA, 4.84%, 8/6/29	100,000	101,268
Citibank NA, 4.91%, 5/29/30	185,000	187,564
Citibank NA, 5.57%, 4/30/34	1,859,000	1,937,431
Citigroup, Inc., 8.125%, 7/15/39	1,447,000	1,810,747
Citigroup, Inc., 5.875%, 1/30/42	1,458,000	1,506,907
Citigroup, Inc., VRN, 4.79%, 3/4/29	260,000	261,239
Citigroup, Inc., VRN, 2.98%, 11/5/30	762,000	721,178
Citigroup, Inc., VRN, 2.56%, 5/1/32	660,000	593,990
Citigroup, Inc., VRN, 4.91%, 5/24/33	600,000	597,779
Citizens Financial Group, Inc., 3.25%, 4/30/30	2,874,000	2,722,712
Cooperatieve Rabobank UA, 5.25%, 5/24/41	3,490,000	3,444,426
Council of Europe Development Bank, 0.875%, 9/22/26	1,023,000	1,013,768
Council of Europe Development Bank, 4.125%, 1/24/29	1,403,000	1,404,868
Council of Europe Development Bank, 4.50%, 1/15/30	1,121,000	1,135,115
European Bank for Reconstruction & Development, 4.375%, 3/9/28	1,000,000	1,005,955
European Bank for Reconstruction & Development, 4.125%, 1/25/29	950,000	951,438
European Investment Bank, 4.375%, 3/19/27	695,000	697,634
European Investment Bank, 3.25%, 11/15/27	1,050,000	1,039,457
European Investment Bank, 4.75%, 6/15/29	1,525,000	1,554,969
European Investment Bank, 0.75%, 9/23/30	725,000	629,905
European Investment Bank, 4.625%, 2/12/35	953,000	970,176
Fifth Third Bancorp, VRN, 6.34%, 7/27/29	900,000	932,032
HSBC Holdings PLC, VRN, 6.16%, 3/9/29	1,300,000	1,334,335
HSBC Holdings PLC, VRN, 5.40%, 8/11/33	400,000	406,205
ING Groep NV, 4.05%, 4/9/29	1,085,000	1,073,317
ING Groep NV, VRN, 5.07%, 3/25/31	769,000	777,114
Inter-American Development Bank, 2.375%, 7/7/27	500,000	491,551
Inter-American Development Bank, 4.00%, 1/12/28	1,120,000	1,119,709
Inter-American Development Bank, 1.125%, 7/20/28	1,294,000	1,217,909
Inter-American Development Bank, 3.125%, 9/18/28	1,250,000	1,225,159
Inter-American Development Bank, 1.125%, 1/13/31	1,938,000	1,694,617
Inter-American Investment Corp., 4.75%, 9/19/28	1,040,000	1,054,471
International Bank for Reconstruction & Development, 3.125%, 6/15/27	850,000	842,942
International Bank for Reconstruction & Development, 0.75%, 11/24/27	855,000	815,344
International Bank for Reconstruction & Development, 1.75%, 10/23/29	1,496,000	1,386,117
International Bank for Reconstruction & Development, 0.875%, 5/14/30	2,605,000	2,298,707
International Finance Corp., 0.75%, 10/8/26	320,000	316,535
JPMorgan Chase & Co., 5.50%, 10/15/40	3,469,000	3,543,295
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	1,018,000	1,009,174

JPMorgan Chase & Co., VRN, 5.14%, 1/24/31	3,040,000	3,088,174
JPMorgan Chase & Co., VRN, 5.50%, 1/24/36	842,000	861,817
KeyCorp, 2.55%, 10/1/29	803,000	751,920
KeyCorp, VRN, 5.31%, 1/28/37	650,000	640,845
Kreditanstalt fuer Wiederaufbau, 3.875%, 6/15/28	1,475,000	1,472,404
Kreditanstalt fuer Wiederaufbau, 4.75%, 10/29/30	2,140,000	2,196,112
Kreditanstalt fuer Wiederaufbau, 4.375%, 2/28/34	835,000	838,575
Landwirtschaftliche Rentenbank, Series 44, 3.875%, 6/14/28	1,390,000	1,386,910
Lloyds Banking Group PLC, 4.55%, 8/16/28	1,302,000	1,304,915
Lloyds Banking Group PLC, VRN, 5.46%, 1/5/28	615,000	618,866
M&T Bank Corp., VRN, 6.08%, 3/13/32	1,000,000	1,045,198
Nordic Investment Bank, 3.75%, 5/9/30	1,050,000	1,034,841
Oesterreichische Kontrollbank AG, 4.75%, 5/21/27	1,330,000	1,340,471
Oesterreichische Kontrollbank AG, 4.50%, 1/24/30	1,530,000	1,549,993
PNC Financial Services Group, Inc., VRN, 5.07%, 1/24/34	1,000,000	1,003,302
PNC Financial Services Group, Inc., VRN, 6.875%, 10/20/34	188,000	207,829
Royal Bank of Canada, 3.875%, 5/4/32	1,208,000	1,161,571
Royal Bank of Canada, 5.00%, 2/1/33	1,836,000	1,854,780
Royal Bank of Canada, 5.00%, 5/2/33	1,092,000	1,103,916
Royal Bank of Canada, 5.15%, 2/1/34	2,211,000	2,261,199
Royal Bank of Canada, VRN, 4.97%, 5/2/31	1,050,000	1,061,011
Santander Holdings USA, Inc., VRN, 6.50%, 3/9/29	464,000	477,589
Sumitomo Mitsui Financial Group, Inc., 5.85%, 7/13/30	1,655,000	1,722,067
Toronto-Dominion Bank, 4.99%, 4/5/29	978,000	991,460
Toronto-Dominion Bank, 3.20%, 3/10/32	1,989,000	1,835,359
Toronto-Dominion Bank, 4.46%, 6/8/32	1,866,000	1,838,657
Truist Financial Corp., VRN, 4.87%, 1/26/29	1,099,000	1,106,091
Truist Financial Corp., VRN, 5.07%, 5/20/31	2,040,000	2,064,340
Truist Financial Corp., VRN, 4.96%, 10/23/36	1,200,000	1,163,862
U.S. Bancorp, 1.375%, 7/22/30	1,609,000	1,416,970
U.S. Bancorp, VRN, 5.08%, 5/15/31	1,688,000	1,711,861
U.S. Bancorp, VRN, 4.84%, 2/1/34	1,000,000	988,062
Wells Fargo & Co., VRN, 4.97%, 4/23/29	2,032,000	2,047,705
Wells Fargo & Co., VRN, 4.08%, 9/15/29	260,000	257,134
Wells Fargo & Co., VRN, 5.15%, 4/23/31	500,000	507,518
		138,190,140
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	2,543,000	2,477,008
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	1,582,000	1,540,946
Anheuser-Busch InBev Worldwide, Inc., 4.90%, 1/23/31	480,000	488,417
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 6/15/34	893,000	903,658
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/38	1,296,000	1,214,521
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,128,000	1,423,779
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	575,000	587,118
Brown-Forman Corp., 4.75%, 4/15/33	1,920,000	1,894,945
Coca-Cola Co., 5.00%, 5/13/34	68,000	69,991
Constellation Brands, Inc., 2.875%, 5/1/30	735,000	689,256
Constellation Brands, Inc., 4.80%, 5/1/30	85,000	85,572
Constellation Brands, Inc., 2.25%, 8/1/31	440,000	389,153
Keurig Dr. Pepper, Inc., 3.20%, 5/1/30	1,049,000	988,100
PepsiCo, Inc., 5.00%, 2/7/35	1,085,000	1,096,300
		13,848,764
Biotechnology — 0.7%
AbbVie, Inc., 4.875%, 3/15/30	1,574,000	1,597,422
AbbVie, Inc., 4.55%, 3/15/35	2,680,000	2,604,774

AbbVie, Inc., 5.20%, 3/15/35	1,796,000	1,829,040
AbbVie, Inc., 4.50%, 5/14/35	2,193,000	2,119,428
AbbVie, Inc., 4.30%, 5/14/36	1,368,000	1,295,950
Amgen, Inc., 5.15%, 11/15/41	680,000	648,491
Biogen, Inc., 5.05%, 1/15/31	1,731,000	1,756,949
Gilead Sciences, Inc., 5.65%, 12/1/41	985,000	1,007,024
		12,859,078
Broadline Retail — 0.2%
Amazon.com, Inc., 2.10%, 5/12/31	1,000,000	895,385
Amazon.com, Inc., 4.65%, 11/20/35	370,000	361,708
eBay, Inc., 6.30%, 11/22/32	2,616,000	2,801,775
		4,058,868
Building Products — 0.1%
Carrier Global Corp., 5.90%, 3/15/34	456,000	481,366
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30	1,021,000	910,178
Owens Corning, 3.50%, 2/15/30	380,000	365,451
		1,756,995
Capital Markets — 4.0%
Affiliated Managers Group, Inc., 5.50%, 8/20/34	6,224,000	6,239,603
Ameriprise Financial, Inc., 4.50%, 5/13/32	4,000,000	3,966,149
Ameriprise Financial, Inc., 5.15%, 5/15/33	4,080,000	4,153,002
BlackRock Funding, Inc., 5.00%, 3/14/34	3,289,000	3,335,055
Brookfield Asset Management Ltd., 4.65%, 11/15/30	1,425,000	1,412,634
Brookfield Finance, Inc., 4.35%, 4/15/30	2,478,000	2,439,152
Brookfield Finance, Inc., 2.72%, 4/15/31	6,655,000	6,048,875
Brookfield Finance, Inc., 5.68%, 1/15/35	2,000,000	2,041,091
Brookfield Finance, Inc., 5.33%, 1/15/36	215,000	212,493
Cboe Global Markets, Inc., 1.625%, 12/15/30	4,330,000	3,812,758
Cboe Global Markets, Inc., 3.00%, 3/16/32	3,119,000	2,869,483
Deutsche Bank AG, VRN, 6.72%, 1/18/29	1,150,000	1,187,639
Franklin Resources, Inc., 1.60%, 10/30/30	597,000	527,224
Goldman Sachs Group, Inc., 2.60%, 2/7/30	1,779,000	1,658,356
Goldman Sachs Group, Inc., 3.80%, 3/15/30	1,979,000	1,920,487
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	531,000	545,653
Goldman Sachs Group, Inc., VRN, 5.22%, 4/23/31	250,000	253,705
Goldman Sachs Group, Inc., VRN, 4.37%, 10/21/31	1,725,000	1,691,098
Goldman Sachs Group, Inc., VRN, 2.62%, 4/22/32	1,130,000	1,017,996
Intercontinental Exchange, Inc., 4.35%, 6/15/29	571,000	569,121
Intercontinental Exchange, Inc., 2.10%, 6/15/30	1,645,000	1,499,055
Intercontinental Exchange, Inc., 5.25%, 6/15/31	4,382,000	4,504,108
Intercontinental Exchange, Inc., 4.60%, 3/15/33	1,373,000	1,360,831
Lazard Group LLC, 6.00%, 3/15/31	2,071,000	2,163,914
Morgan Stanley, 3.125%, 7/27/26	279,000	278,660
Morgan Stanley, 7.25%, 4/1/32	4,269,000	4,829,264
Morgan Stanley, VRN, 1.51%, 7/20/27	632,000	629,524
Morgan Stanley, VRN, 5.16%, 4/20/29	950,000	959,940
Morgan Stanley, VRN, 4.13%, 10/18/29	210,000	207,615
Morgan Stanley, VRN, 3.62%, 4/1/31	550,000	528,133
Morgan Stanley, VRN, 5.19%, 4/17/31	445,000	451,655
Morgan Stanley, VRN, 4.49%, 1/16/32	105,000	103,341
Nasdaq, Inc., 5.55%, 2/15/34	3,106,000	3,208,658
State Street Corp., 4.83%, 4/24/30	1,731,000	1,754,533
State Street Corp., VRN, 4.68%, 10/22/32	382,000	381,063
TPG Operating Group II LP, 5.875%, 3/5/34	1,220,000	1,249,280
UBS Americas, Inc., 7.125%, 7/15/32	3,529,000	3,944,739
		73,955,887

Chemicals — 0.4%
CF Industries, Inc., 5.15%, 3/15/34	2,145,000	2,141,007
Eastman Chemical Co., 5.625%, 2/20/34	472,000	481,128
EIDP, Inc., 5.125%, 5/15/32	1,731,000	1,755,627
Mosaic Co., 5.375%, 11/15/28	485,000	492,924
Mosaic Co., 5.45%, 11/15/33(1)	2,018,000	2,048,085
Nutrien Ltd., 2.95%, 5/13/30	200,000	188,133
		7,106,904
Commercial Services and Supplies — 0.6%
Eaton Capital ULC, 4.45%, 5/9/30	2,350,000	2,344,823
Republic Services, Inc., 4.75%, 7/15/30	2,131,000	2,152,080
Republic Services, Inc., 5.00%, 4/1/34	1,987,000	2,005,190
Waste Management, Inc., 4.80%, 3/15/32	2,962,000	2,991,926
Waste Management, Inc., 4.625%, 2/15/33	570,000	568,707
Waste Management, Inc., 4.875%, 2/15/34	1,626,000	1,641,807
		11,704,533
Communications Equipment — 0.3%
Cisco Systems, Inc., 4.95%, 2/24/32	550,000	559,472
Cisco Systems, Inc., 5.90%, 2/15/39	909,000	968,858
Cisco Systems, Inc., 5.50%, 1/15/40	3,311,000	3,391,305
Motorola Solutions, Inc., 5.55%, 8/15/35	425,000	434,285
		5,353,920
Construction and Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/1/30	2,731,000	2,545,288
Quanta Services, Inc., 2.35%, 1/15/32	959,000	843,375
		3,388,663
Consumer Finance — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	250,000	248,277
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/27	450,000	445,873
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	5,075,000	5,318,356
American Express Co., VRN, 5.53%, 4/25/30	148,000	151,909
American Express Co., VRN, 5.02%, 4/25/31	710,000	719,204
American Express Co., VRN, 4.46%, 2/10/32	1,000,000	988,122
American Express Co., VRN, 5.04%, 5/1/34	487,000	489,094
American Express Co., VRN, 4.80%, 10/24/36	960,000	929,333
Capital One Financial Corp., 6.70%, 11/29/32	7,100,000	7,737,971
Capital One Financial Corp., VRN, 6.31%, 6/8/29	985,000	1,016,394
Capital One Financial Corp., VRN, 5.27%, 5/10/33	985,000	990,683
Sumisho Air Lease Corp., 3.625%, 12/1/27	2,398,000	2,365,585
		21,400,801
Consumer Staples Distribution & Retail — 1.3%
Dollar General Corp., 5.00%, 11/1/32	110,000	109,542
Kroger Co., 7.50%, 4/1/31	3,506,000	3,920,977
Kroger Co., 5.00%, 9/15/34	2,500,000	2,476,042
Sysco Corp., 5.375%, 9/21/35	8,254,000	8,272,695
Target Corp., 4.50%, 9/15/32	1,731,000	1,733,739
Target Corp., 6.50%, 10/15/37	5,770,000	6,426,307
Walmart, Inc., 5.25%, 9/1/35	1,933,000	2,008,836
		24,948,138
Containers and Packaging — 0.0%
Packaging Corp. of America, 3.00%, 12/15/29	830,000	788,555
Sonoco Products Co., 2.85%, 2/1/32	50,000	45,129
		833,684
Diversified Consumer Services — 0.2%
Novant Health, Inc., 2.64%, 11/1/36	1,558,000	1,241,520
Trustees of Princeton University, 5.70%, 3/1/39	1,810,000	1,920,317
		3,161,837

Diversified REITs — 2.4%
Boston Properties LP, 2.75%, 10/1/26	273,000	271,831
Brixmor Operating Partnership LP, 5.20%, 4/1/32	2,880,000	2,911,013
ERP Operating LP, 2.50%, 2/15/30	1,722,000	1,602,377
Essex Portfolio LP, 5.375%, 4/1/35	5,753,000	5,851,514
Extra Space Storage LP, 2.35%, 3/15/32	566,000	491,945
Host Hotels & Resorts LP, 5.70%, 7/1/34	986,000	1,007,121
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34	1,589,000	1,333,505
Kimco Realty OP LLC, 2.80%, 10/1/26	280,000	278,824
Kimco Realty OP LLC, 6.40%, 3/1/34	865,000	941,374
Prologis LP, 2.875%, 11/15/29	440,000	418,166
Prologis LP, 2.25%, 4/15/30	1,402,000	1,290,776
Prologis LP, 4.75%, 1/15/31	3,000,000	3,025,054
Prologis LP, 1.625%, 3/15/31	2,030,000	1,777,747
Prologis LP, 4.625%, 1/15/33	2,069,000	2,053,094
Prologis LP, 5.25%, 5/15/35	4,125,000	4,182,880
Simon Property Group LP, 4.375%, 10/1/30	1,290,000	1,279,900
Simon Property Group LP, 2.20%, 2/1/31	438,000	394,113
Simon Property Group LP, 5.50%, 3/8/33	3,005,000	3,114,857
Simon Property Group LP, 6.25%, 1/15/34	2,101,000	2,263,594
Simon Property Group LP, 6.75%, 2/1/40	3,642,000	4,113,835
Welltower OP LLC, 4.50%, 7/1/30	4,828,000	4,811,496
Welltower OP LLC, 5.125%, 7/1/35	670,000	673,710
		44,088,726
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 2.25%, 2/1/32	200,000	174,801
AT&T, Inc., 4.90%, 8/15/37	200,000	192,799
Comcast Corp., 2.65%, 2/1/30	1,069,000	1,000,242
Comcast Corp., 3.40%, 4/1/30	201,000	193,545
Comcast Corp., 4.25%, 10/15/30	539,000	532,719
Comcast Corp., 5.50%, 11/15/32	300,000	311,458
Comcast Corp., 7.05%, 3/15/33	685,000	768,195
Comcast Corp., 5.17%, 1/15/37(2)	271,000	264,690
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	947,000	1,072,044
Sprint Capital Corp., 8.75%, 3/15/32	611,000	725,145
Telefonica Emisiones SA, 7.05%, 6/20/36	485,000	537,406
Telefonica Europe BV, 8.25%, 9/15/30	3,166,000	3,575,831
Verizon Communications, Inc., 4.02%, 12/3/29	160,000	157,739
Verizon Communications, Inc., 2.55%, 3/21/31	1,042,000	950,405
Verizon Communications, Inc., 4.75%, 1/15/33	800,000	792,731
Verizon Communications, Inc., 5.05%, 5/9/33	290,000	293,695
Verizon Communications, Inc., 4.50%, 8/10/33	464,000	451,496
Verizon Communications, Inc., 6.40%, 9/15/33	1,681,000	1,828,535
Verizon Communications, Inc., 4.40%, 11/1/34	1,295,000	1,235,558
		15,059,034
Electric Utilities — 5.2%
AEP Texas, Inc., 5.40%, 6/1/33	2,281,000	2,326,879
AEP Texas, Inc., 5.70%, 5/15/34	435,000	449,872
Alabama Power Co., 5.85%, 11/15/33	1,655,000	1,746,324
Alabama Power Co., 6.00%, 3/1/39	2,643,000	2,806,817
American Electric Power Co., Inc., 2.30%, 3/1/30	1,094,000	1,007,484
American Electric Power Co., Inc., 5.95%, 11/1/32	1,708,000	1,804,155
Berkshire Hathaway Energy Co., 6.125%, 4/1/36	225,000	240,864
Berkshire Hathaway Energy Co., 5.95%, 5/15/37	830,000	879,753
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	2,411,000	2,700,397

Commonwealth Edison Co., 5.90%, 3/15/36	3,014,000	3,190,836
Connecticut Light & Power Co., 4.95%, 8/15/34	2,021,000	2,018,164
Constellation Energy Generation LLC, 6.125%, 1/15/34	568,000	605,641
DTE Electric Co., 3.00%, 3/1/32	1,790,000	1,650,404
DTE Electric Co., 5.20%, 3/1/34	1,813,000	1,855,900
DTE Electric Co., Series C, 2.625%, 3/1/31	847,000	776,912
Duke Energy Ohio, Inc., 2.125%, 6/1/30	395,000	360,447
Duke Energy Ohio, Inc., 5.25%, 4/1/33	1,070,000	1,093,903
Entergy Louisiana LLC, 5.15%, 9/15/34	477,000	482,126
Eversource Energy, 5.50%, 1/1/34	285,000	290,449
Eversource Energy, 5.95%, 7/15/34	1,394,000	1,461,745
Exelon Corp., 5.125%, 3/15/31	3,950,000	4,015,183
Exelon Corp., 4.95%, 6/15/35	1,420,000	1,387,282
Florida Power & Light Co., 2.45%, 2/3/32	1,747,000	1,562,489
Florida Power & Light Co., 5.10%, 4/1/33	1,725,000	1,755,941
Florida Power & Light Co., 5.30%, 6/15/34	1,807,000	1,854,539
Florida Power & Light Co., 5.00%, 8/1/34	1,702,000	1,711,404
Georgia Power Co., 4.70%, 5/15/32	1,558,000	1,561,742
Georgia Power Co., 4.95%, 5/17/33	1,175,000	1,184,736
Georgia Power Co., 5.20%, 3/15/35	70,000	71,032
Georgia Power Co., 4.30%, 3/15/42	540,000	469,659
Louisville Gas & Electric Co., 5.45%, 4/15/33	750,000	773,577
MidAmerican Energy Co., 6.75%, 12/30/31	1,992,000	2,195,083
MidAmerican Energy Co., 5.35%, 1/15/34	420,000	432,238
National Rural Utilities Cooperative Finance Corp., 5.00%, 2/7/31	690,000	702,208
National Rural Utilities Cooperative Finance Corp., 8.00%, 3/1/32	3,079,000	3,563,362
National Rural Utilities Cooperative Finance Corp., 5.80%, 1/15/33	4,637,000	4,901,511
Nevada Power Co., Series N, 6.65%, 4/1/36	2,856,000	3,151,162
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	1,730,000	1,579,018
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	235,000	237,167
Northern States Power Co., 6.25%, 6/1/36	4,185,000	4,557,580
NSTAR Electric Co., 4.85%, 3/1/30	380,000	384,093
Ohio Power Co., 2.60%, 4/1/30	400,000	372,145
Pacific Gas & Electric Co., 5.55%, 5/15/29	992,000	1,014,578
PacifiCorp, 2.70%, 9/15/30	1,025,000	942,512
PacifiCorp, 7.70%, 11/15/31	3,389,000	3,828,307
PPL Electric Utilities Corp., 5.00%, 5/15/33	1,465,000	1,480,297
PPL Electric Utilities Corp., 6.25%, 5/15/39	3,994,000	4,338,851
Public Service Co. of Colorado, 5.35%, 5/15/34	1,070,000	1,089,021
Public Service Co. of Colorado, 6.25%, 9/1/37	1,782,000	1,921,188
Public Service Electric & Gas Co., 4.90%, 12/15/32	3,270,000	3,297,318
Public Service Electric & Gas Co., 5.80%, 5/1/37	2,035,000	2,160,586
Puget Energy, Inc., 4.10%, 6/15/30	210,000	203,713
Southern California Edison Co., Series 2004-B, 6.00%, 1/15/34	275,000	285,658
Southern Co., 5.70%, 3/15/34	1,070,000	1,110,789
Southern Co. Gas Capital Corp., 5.15%, 9/15/32	1,106,000	1,123,215
Southern Co. Gas Capital Corp., 5.75%, 9/15/33	225,000	234,419
Virginia Electric & Power Co., 5.30%, 8/15/33	390,000	399,603
Virginia Electric & Power Co., 5.15%, 3/15/35	300,000	301,694
Virginia Electric & Power Co., Series B, 6.00%, 1/15/36	1,527,000	1,619,665
Wisconsin Electric Power Co., 5.00%, 5/15/29	790,000	802,958
Wisconsin Electric Power Co., 4.60%, 10/1/34	4,738,000	4,658,863
Xcel Energy, Inc., 5.45%, 8/15/33	1,050,000	1,072,341
		98,057,799

Electrical Equipment — 0.1%
Emerson Electric Co., 5.00%, 3/15/35	2,453,000	2,469,729
Electronic Equipment, Instruments and Components — 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/34	280,000	288,693
Keysight Technologies, Inc., 3.00%, 10/30/29	300,000	285,669
Tyco Electronics Group SA, 5.00%, 5/9/35	1,425,000	1,417,999
		1,992,361
Energy Equipment and Services — 0.4%
Halliburton Co., 7.45%, 9/15/39	2,868,000	3,379,638
Schlumberger Holdings Corp., 4.85%, 5/15/33(1)(2)	485,000	485,030
Schlumberger Holdings Corp., 5.00%, 6/1/34(2)	3,685,000	3,702,339
		7,567,007
Entertainment — 0.4%
TWDC Enterprises 18 Corp., Series B, 7.00%, 3/1/32	2,663,000	2,979,227
Walt Disney Co., 6.55%, 3/15/33	2,971,000	3,297,639
Walt Disney Co., 6.40%, 12/15/35	1,100,000	1,219,101
		7,495,967
Financial Services — 1.1%
Apollo Global Management, Inc., 6.375%, 11/15/33	4,152,000	4,457,598
Corebridge Financial, Inc., 6.05%, 9/15/33	3,277,000	3,441,570
Corebridge Financial, Inc., 5.75%, 1/15/34	1,870,000	1,922,360
Equitable Holdings, Inc., 5.59%, 1/11/33	2,790,000	2,855,061
Fidelity National Information Services, Inc., 5.10%, 7/15/32	435,000	436,618
Mastercard, Inc., 2.00%, 11/18/31	1,000,000	885,270
PayPal Holdings, Inc., 4.40%, 6/1/32	498,000	485,323
Visa, Inc., 4.15%, 12/14/35	6,176,000	5,902,545
		20,386,345
Food Products — 1.4%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	3,089,000	2,954,897
Archer-Daniels-Midland Co., 2.90%, 3/1/32	1,225,000	1,119,656
Archer-Daniels-Midland Co., 5.94%, 10/1/32	3,840,000	4,100,994
Archer-Daniels-Midland Co., 4.50%, 8/15/33	1,367,000	1,355,432
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	390,000	356,559
Conagra Brands, Inc., 8.25%, 9/15/30	1,102,000	1,239,015
General Mills, Inc., 2.25%, 10/14/31	2,005,000	1,768,735
General Mills, Inc., 4.95%, 3/29/33	100,000	99,592
Hershey Co., 4.50%, 5/4/33	2,324,000	2,305,451
Ingredion, Inc., 2.90%, 6/1/30	1,147,000	1,073,555
J.M. Smucker Co., 4.25%, 3/15/35	869,000	810,758
Kraft Heinz Foods Co., 4.25%, 3/1/31(1)	2,260,000	2,214,944
Kraft Heinz Foods Co., 5.20%, 3/15/32	2,356,000	2,395,037
Mars, Inc., 5.00%, 3/1/32(2)	2,507,000	2,533,888
Mondelez International, Inc., 1.50%, 2/4/31	1,092,000	950,444
		25,278,957
Gas Utilities — 0.0%
Southern California Gas Co., 5.20%, 6/1/33	405,000	413,130
Ground Transportation — 1.4%
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	1,871,000	1,958,193
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	855,000	823,009
Canadian National Railway Co., 3.85%, 8/5/32	1,996,000	1,910,842
Canadian National Railway Co., 6.25%, 8/1/34	6,782,000	7,422,641
Canadian Pacific Railway Co., 4.80%, 3/30/30	2,621,000	2,645,147
Canadian Pacific Railway Co., 5.20%, 3/30/35	1,736,000	1,760,995
CSX Corp., 4.10%, 11/15/32	741,000	719,246
CSX Corp., 5.20%, 11/15/33	405,000	414,855

CSX Corp., 4.75%, 5/30/42	455,000	418,988
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	2,213,000	2,231,066
Uber Technologies, Inc., 4.80%, 9/15/34	2,986,000	2,924,080
Union Pacific Corp., 2.80%, 2/14/32	1,565,000	1,427,961
Union Pacific Corp., 4.50%, 1/20/33	1,724,000	1,720,468
		26,377,491
Health Care Equipment and Supplies — 0.7%
Abbott Laboratories, 6.00%, 4/1/39	3,039,000	3,279,361
Boston Scientific Corp., 6.25%, 11/15/35	1,118,000	1,226,185
GE HealthCare Technologies, Inc., 5.86%, 3/15/30	1,050,000	1,090,468
Medtronic Global Holdings SCA, 4.50%, 3/30/33	750,000	739,031
Medtronic, Inc., 4.375%, 3/15/35	3,051,000	2,941,402
Smith & Nephew PLC, 2.03%, 10/14/30	444,000	395,621
Solventum Corp., 5.45%, 3/13/31	643,000	660,502
Zimmer Biomet Holdings, Inc., 5.50%, 2/19/35	3,292,000	3,360,826
		13,693,396
Health Care Providers and Services — 1.0%
Cigna Group, 5.40%, 3/15/33	1,043,000	1,071,897
Cigna Group, 5.25%, 2/15/34	740,000	750,636
Cigna Group, 4.80%, 8/15/38	5,466,000	5,184,325
CommonSpirit Health, 2.78%, 10/1/30	685,000	632,650
Elevance Health, Inc., 4.10%, 5/15/32	2,476,000	2,384,174
HCA, Inc., 4.125%, 6/15/29	1,203,000	1,186,129
HCA, Inc., 5.45%, 4/1/31	543,000	555,331
HCA, Inc., 3.625%, 3/15/32	1,717,000	1,598,145
HCA, Inc., 5.60%, 4/1/34	920,000	942,226
Humana, Inc., 2.15%, 2/3/32(1)	50,000	43,366
Humana, Inc., 5.875%, 3/1/33	1,317,000	1,357,857
Humana, Inc., 5.95%, 3/15/34	814,000	843,187
McKesson Corp., 4.95%, 5/30/32	1,195,000	1,209,798
UnitedHealth Group, Inc., 4.95%, 1/15/32	1,321,000	1,333,381
UnitedHealth Group, Inc., 4.50%, 4/15/33	320,000	313,026
		19,406,128
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	1,160,000	1,162,088
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	2,238,000	2,069,991
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32	1,000,000	842,085
Healthpeak OP LLC, 5.25%, 12/15/32	620,000	627,590
Healthpeak OP LLC, 5.375%, 2/15/35	290,000	292,580
Omega Healthcare Investors, Inc., 3.625%, 10/1/29	2,074,000	1,993,615
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	3,876,000	3,603,325
		10,591,274
Hotels, Restaurants and Leisure — 0.6%
Darden Restaurants, Inc., 6.30%, 10/10/33	492,000	526,728
Expedia Group, Inc., 3.25%, 2/15/30	946,000	898,332
Expedia Group, Inc., 2.95%, 3/15/31	700,000	644,365
Hyatt Hotels Corp., 5.75%, 3/30/32	240,000	248,168
Marriott International, Inc., 5.55%, 10/15/28	1,367,000	1,400,507
Marriott International, Inc., 5.10%, 4/15/32	3,715,000	3,778,876
McDonald's Corp., 4.70%, 12/9/35	1,421,000	1,393,461
McDonald's Corp., 6.30%, 3/1/38	1,560,000	1,704,895
		10,595,332
Household Durables — 0.4%
PulteGroup, Inc., 6.375%, 5/15/33	6,684,000	7,177,848

Household Products — 0.2%
Clorox Co., 4.40%, 5/1/29	997,000	992,399
Procter & Gamble Co., 5.55%, 3/5/37	1,791,000	1,907,807
		2,900,206
Industrial Conglomerates — 0.6%
3M Co., 4.80%, 3/15/30	2,279,000	2,298,921
3M Co., 5.70%, 3/15/37	1,537,000	1,607,091
Eaton Corp., 4.15%, 3/15/33	2,414,000	2,345,356
Honeywell International, Inc., 4.50%, 1/15/34	166,000	162,742
Siemens Funding BV, 4.60%, 5/28/30(2)	4,000,000	4,019,747
		10,433,857
Insurance — 4.8%
Allstate Corp., 5.25%, 3/30/33	2,398,000	2,446,130
Allstate Corp., 5.95%, 4/1/36	3,820,000	4,032,271
American International Group, Inc., 5.125%, 3/27/33	1,374,000	1,389,951
Aon Corp., 2.80%, 5/15/30	2,824,000	2,632,834
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	1,410,000	1,441,501
Chubb INA Holdings LLC, 5.00%, 3/15/34	2,729,000	2,742,779
Chubb INA Holdings LLC, Series 1, 6.50%, 5/15/38	9,140,000	10,221,064
Cincinnati Financial Corp., 6.125%, 11/1/34	6,369,000	6,726,426
Equitable Financial Life Global Funding, 5.00%, 3/27/30(2)	6,342,000	6,372,265
Hartford Insurance Group, Inc., 2.80%, 8/19/29	2,210,000	2,095,183
Hartford Insurance Group, Inc., 6.10%, 10/1/41	3,571,000	3,761,849
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30	2,937,000	2,662,724
Marsh & McLennan Cos., Inc., 4.75%, 3/15/39	4,403,000	4,172,914
Principal Financial Group, Inc., 6.05%, 10/15/36	5,926,000	6,337,628
Progressive Corp., 3.20%, 3/26/30	1,741,000	1,665,062
Progressive Corp., 6.25%, 12/1/32	2,954,000	3,208,307
Progressive Corp., 4.95%, 6/15/33	3,778,000	3,821,648
Prudential Financial, Inc., 5.20%, 3/14/35	2,637,000	2,653,935
Prudential Financial, Inc., 6.625%, 6/21/40	3,770,000	4,184,577
Prudential Financial, Inc., Series D, 5.70%, 12/14/36	1,500,000	1,560,198
Prudential Funding Asia PLC, 3.125%, 4/14/30	2,312,000	2,200,633
RenaissanceRe Holdings Ltd., 5.75%, 6/5/33	1,175,000	1,207,591
RenaissanceRe Holdings Ltd., 5.80%, 4/1/35	1,115,000	1,147,252
Travelers Cos., Inc., 6.25%, 6/15/37	8,489,000	9,283,832
Travelers Property Casualty Corp., 6.375%, 3/15/33	2,075,000	2,297,740
		90,266,294
Interactive Media and Services — 0.3%
Alphabet, Inc., 4.70%, 11/15/35	2,957,000	2,908,641
Meta Platforms, Inc., 4.875%, 5/15/33	3,000,000	2,992,259
		5,900,900
IT Services — 0.7%
International Business Machines Corp., 1.95%, 5/15/30	809,000	732,369
International Business Machines Corp., 5.00%, 2/10/32	245,000	247,911
International Business Machines Corp., 4.40%, 7/27/32	2,077,000	2,033,898
International Business Machines Corp., 5.60%, 11/30/39	2,804,000	2,873,462
Leidos, Inc., 4.375%, 5/15/30	2,137,000	2,103,537
Leidos, Inc., 5.75%, 3/15/33	50,000	51,851
VeriSign, Inc., 2.70%, 6/15/31	840,000	760,283
VeriSign, Inc., 5.25%, 6/1/32	3,715,000	3,768,073
		12,571,384
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc., 2.75%, 9/15/29	1,170,000	1,108,399
Revvity, Inc., 3.30%, 9/15/29	1,442,000	1,382,936

Thermo Fisher Scientific, Inc., 4.98%, 8/10/30	2,942,000	2,994,123
Thermo Fisher Scientific, Inc., 4.20%, 3/1/31	1,309,000	1,289,012
Thermo Fisher Scientific, Inc., 4.95%, 11/21/32(1)	1,552,000	1,571,492
Thermo Fisher Scientific, Inc., 5.09%, 8/10/33	1,434,000	1,457,281
Thermo Fisher Scientific, Inc., 5.20%, 1/31/34	732,000	749,051
		10,552,294
Machinery — 1.6%
Caterpillar, Inc., 5.20%, 5/15/35	3,869,000	3,957,493
Caterpillar, Inc., 5.20%, 5/27/41	3,004,000	3,012,764
Cummins, Inc., 4.70%, 2/15/31	6,185,000	6,228,888
Cummins, Inc., 5.15%, 2/20/34	2,408,000	2,454,615
Cummins, Inc., 5.30%, 5/9/35	2,300,000	2,352,316
IDEX Corp., 3.00%, 5/1/30	632,000	594,178
John Deere Capital Corp., 4.20%, 3/10/31	360,000	355,747
John Deere Capital Corp., 4.40%, 9/8/31	2,104,000	2,092,381
John Deere Capital Corp., 3.90%, 6/7/32	1,289,000	1,246,965
John Deere Capital Corp., 4.35%, 9/15/32	950,000	938,804
John Deere Capital Corp., Series 1, 5.05%, 6/12/34	773,000	784,275
John Deere Capital Corp., Series I, 5.15%, 9/8/33	847,000	869,710
Nordson Corp., 4.50%, 12/15/29	1,305,000	1,300,779
Nordson Corp., 5.80%, 9/15/33	185,000	192,875
PACCAR Financial Corp., 5.00%, 3/22/34	3,268,000	3,317,483
Parker-Hannifin Corp., 4.20%, 11/21/34	838,000	804,730
Westinghouse Air Brake Technologies Corp., 4.70%, 9/15/28	230,000	230,569
		30,734,572
Media — 0.2%
Fox Corp., 5.48%, 1/25/39	1,942,000	1,911,463
Omnicom Group, Inc., 4.75%, 3/30/30	510,000	511,929
Omnicom Group, Inc., 5.375%, 6/15/33	560,000	563,809
		2,987,201
Metals and Mining — 0.9%
Barrick North America Finance LLC, 5.70%, 5/30/41	3,129,000	3,189,678
BHP Billiton Finance USA Ltd., 5.25%, 9/8/26	76,000	76,234
BHP Billiton Finance USA Ltd., 4.90%, 2/28/33	2,454,000	2,468,167
Freeport-McMoRan, Inc., 4.625%, 8/1/30	788,000	785,593
Freeport-McMoRan, Inc., 5.45%, 3/15/43	728,000	707,939
Kinross Gold Corp., 6.25%, 7/15/33	3,089,000	3,300,322
Newmont Corp., 5.875%, 4/1/35	2,627,000	2,795,641
Rio Tinto Finance USA PLC, 4.875%, 3/14/30	2,517,000	2,550,577
Steel Dynamics, Inc., 3.25%, 1/15/31	1,144,000	1,074,968
		16,949,119
Multi-Utilities — 0.8%
Consolidated Edison Co. of New York, Inc., Series 2005-A, 5.30%, 3/1/35	1,400,000	1,428,285
Consumers Energy Co., 4.625%, 5/15/33	3,891,000	3,853,329
Dominion Energy, Inc., 3.375%, 4/1/30	1,331,000	1,274,075
Dominion Energy, Inc., 5.375%, 11/15/32	405,000	415,632
Dominion Energy, Inc., 5.25%, 8/1/33	283,000	287,347
Dominion Energy, Inc., 5.95%, 6/15/35	2,169,000	2,296,217
NiSource, Inc., 3.60%, 5/1/30	1,070,000	1,030,751
San Diego Gas & Electric Co., 1.70%, 10/1/30	1,387,000	1,232,349
San Diego Gas & Electric Co., 5.40%, 4/15/35	1,717,000	1,751,784
Sempra, 6.00%, 10/15/39	990,000	1,017,611
		14,587,380
Oil, Gas and Consumable Fuels — 4.9%
Boardwalk Pipelines LP, 4.80%, 5/3/29	1,835,000	1,841,910
BP Capital Markets America, Inc., 2.72%, 1/12/32	591,000	534,600

BP Capital Markets America, Inc., 4.81%, 2/13/33	500,000	499,754
BP Capital Markets America, Inc., 4.89%, 9/11/33	1,086,000	1,086,779
BP Capital Markets America, Inc., 4.99%, 4/10/34	1,205,000	1,211,976
BP Capital Markets America, Inc., 5.23%, 11/17/34	3,724,000	3,792,774
Canadian Natural Resources Ltd., 5.85%, 2/1/35	1,833,000	1,915,387
Cheniere Energy Partners LP, 5.95%, 6/30/33	1,260,000	1,322,203
Chevron USA, Inc., 4.85%, 10/15/35	1,321,000	1,323,426
Chevron USA, Inc., 6.00%, 3/1/41	4,074,000	4,424,563
ConocoPhillips, 6.50%, 2/1/39	2,117,000	2,347,866
ConocoPhillips Co., 6.80%, 3/15/32	225,000	245,414
ConocoPhillips Co., 6.60%, 10/1/37	992,000	1,104,888
DCP Midstream Operating LP, 8.125%, 8/16/30	5,523,000	6,256,135
Diamondback Energy, Inc., 5.15%, 1/30/30	1,380,000	1,408,519
Diamondback Energy, Inc., 5.40%, 4/18/34	391,000	400,320
Diamondback Energy, Inc., 5.55%, 4/1/35	1,821,000	1,878,814
Enbridge Energy Partners LP, Series B, 7.50%, 4/15/38	2,541,000	2,958,404
Enbridge, Inc., 6.20%, 11/15/30	631,000	666,921
Enbridge, Inc., 5.70%, 3/8/33	430,000	447,217
Energy Transfer LP, 6.10%, 12/1/28	496,000	513,918
Energy Transfer LP, 5.25%, 4/15/29	346,000	352,122
Energy Transfer LP, 7.50%, 7/1/38	3,574,000	4,161,445
Enterprise Products Operating LLC, 6.65%, 10/15/34	425,000	471,133
EOG Resources, Inc., 5.00%, 7/15/32	305,000	308,745
EQT Corp., 5.00%, 1/15/29	125,000	126,096
EQT Corp., 7.00%, 2/1/30	1,455,000	1,553,548
EQT Corp., 7.50%, 6/1/30	1,800,000	1,950,154
EQT Corp., 5.75%, 2/1/34	1,057,000	1,092,705
Equinor ASA, 7.25%, 9/23/27	1,412,000	1,468,616
Equinor ASA, 3.125%, 4/6/30	1,476,000	1,409,309
Exxon Mobil Corp., 4.23%, 3/19/40	850,000	770,583
Hess Corp., 7.30%, 8/15/31	950,000	1,068,043
Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	1,085,000	1,170,252
Kinder Morgan, Inc., 7.80%, 8/1/31	678,000	773,053
Kinder Morgan, Inc., 5.20%, 6/1/33	281,000	286,013
Kinder Morgan, Inc., 5.30%, 12/1/34	2,067,000	2,094,895
MPLX LP, 5.00%, 3/1/33	436,000	435,660
MPLX LP, 5.40%, 9/15/35	580,000	581,210
ONEOK, Inc., 3.40%, 9/1/29	1,227,000	1,179,882
ONEOK, Inc., 4.75%, 10/15/31	179,000	177,974
Phillips 66 Co., 5.30%, 6/30/33	1,110,000	1,129,767
Plains All American Pipeline LP/PAA Finance Corp., 6.65%, 1/15/37	3,893,000	4,249,458
Sabine Pass Liquefaction LLC, 5.90%, 9/15/37	3,172,683	3,312,624
Shell Finance U.S., Inc., 4.75%, 1/6/36	4,300,000	4,235,983
Shell Finance U.S., Inc., 6.375%, 12/15/38(2)	991,000	1,091,434
Shell Finance U.S., Inc., 5.50%, 3/25/40(2)	805,000	816,045
Suncor Energy, Inc., 6.85%, 6/1/39	1,220,000	1,358,238
Targa Resources Corp., 4.90%, 9/15/30	1,055,000	1,062,298
Targa Resources Corp., 6.125%, 3/15/33	1,645,000	1,741,058
Targa Resources Corp., 6.50%, 3/30/34	999,000	1,085,341
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30	183,000	185,328
TransCanada PipeLines Ltd., 6.20%, 10/15/37	1,200,000	1,278,728
TransCanada PipeLines Ltd., 7.625%, 1/15/39	2,173,000	2,575,443
Valero Energy Corp., 4.00%, 4/1/29	1,700,000	1,675,339
Valero Energy Corp., 5.15%, 2/15/30	2,622,000	2,670,932
Valero Energy Corp., 6.625%, 6/15/37	1,760,000	1,944,726

Western Midstream Operating LP, 5.45%, 11/15/34	3,450,000	3,457,406
Williams Cos., Inc., 4.90%, 3/15/29	350,000	353,405
Williams Cos., Inc., 5.65%, 3/15/33	150,000	155,121
Woodside Finance Ltd., 5.40%, 5/19/30	510,000	519,944
		92,511,844
Paper and Forest Products — 0.4%
Georgia-Pacific LLC, 8.875%, 5/15/31	6,620,000	7,817,583
Passenger Airlines — 0.0%
Southwest Airlines Co., 2.625%, 2/10/30	198,000	183,176
United Airlines Pass-Through Trust, Class AA, 5.45%, 8/15/38	131,564	135,125
		318,301
Personal Care Products — 0.8%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	828,000	817,630
Estee Lauder Cos., Inc., 5.00%, 2/14/34	2,300,000	2,307,896
Estee Lauder Cos., Inc., 6.00%, 5/15/37	2,982,000	3,184,684
Kenvue, Inc., 4.90%, 3/22/33	655,000	659,642
Unilever Capital Corp., 5.90%, 11/15/32	4,397,000	4,722,496
Unilever Capital Corp., 5.00%, 12/8/33	1,510,000	1,543,637
Unilever Capital Corp., 4.625%, 8/12/34	1,025,000	1,013,738
		14,249,723
Pharmaceuticals — 2.7%
Astrazeneca Finance LLC, 4.875%, 3/3/33	1,365,000	1,388,808
Astrazeneca Finance LLC, 5.00%, 2/26/34	364,000	368,635
AstraZeneca PLC, 6.45%, 9/15/37	1,387,000	1,549,281
Bristol-Myers Squibb Co., 5.75%, 2/1/31	911,000	955,685
Bristol-Myers Squibb Co., 5.10%, 2/22/31	2,592,000	2,651,648
Bristol-Myers Squibb Co., 2.95%, 3/15/32	765,000	701,060
Bristol-Myers Squibb Co., 5.90%, 11/15/33	1,037,000	1,108,190
Bristol-Myers Squibb Co., 5.20%, 2/22/34	4,009,000	4,104,504
Eli Lilly & Co., 4.70%, 2/27/33	850,000	855,550
Eli Lilly & Co., 4.70%, 2/9/34	400,000	398,824
GlaxoSmithKline Capital, Inc., 5.375%, 4/15/34	2,302,000	2,392,202
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	5,915,000	6,540,190
Johnson & Johnson, 3.625%, 3/3/37	1,105,000	990,253
Johnson & Johnson, 5.85%, 7/15/38	3,653,000	3,974,493
Merck & Co., Inc., 4.15%, 3/15/31	650,000	639,673
Merck & Co., Inc., 6.50%, 12/1/33	5,060,000	5,609,391
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	2,596,000	2,749,726
Novartis Capital Corp., 4.60%, 3/18/33	3,000,000	2,980,290
Novartis Capital Corp., 4.20%, 9/18/34	1,310,000	1,263,587
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	175,000	174,084
Pfizer, Inc., 4.00%, 12/15/36	450,000	414,662
Pfizer, Inc., 7.20%, 3/15/39	1,020,000	1,193,612
Royalty Pharma PLC, 2.20%, 9/2/30	2,388,000	2,160,020
Royalty Pharma PLC, 2.15%, 9/2/31	1,085,000	954,042
Wyeth LLC, 6.50%, 2/1/34	1,573,000	1,736,051
Wyeth LLC, 5.95%, 4/1/37	1,810,000	1,926,734
		49,781,195
Professional Services — 0.5%
Automatic Data Processing, Inc., 4.45%, 9/9/34	945,000	925,503
Paychex, Inc., 5.35%, 4/15/32	2,488,000	2,521,211
Paychex, Inc., 1, 5.60%, 4/15/35(1)	1,947,000	1,969,346
Verisk Analytics, Inc., 5.25%, 6/5/34	450,000	451,033
Verisk Analytics, Inc., 5.25%, 3/15/35	3,128,000	3,114,049
		8,981,142

Real Estate Management and Development — 0.3%
CBRE Services, Inc., 2.50%, 4/1/31	4,222,000	3,802,682
CBRE Services, Inc., 5.95%, 8/15/34	2,443,000	2,547,557
		6,350,239
Residential REITs — 1.2%
AvalonBay Communities, Inc., 3.30%, 6/1/29	800,000	773,545
AvalonBay Communities, Inc., 4.35%, 12/1/30	2,710,000	2,688,194
AvalonBay Communities, Inc., 5.00%, 2/15/33	6,033,000	6,117,143
AvalonBay Communities, Inc., 5.35%, 6/1/34	3,863,000	3,969,037
UDR, Inc., 4.40%, 1/26/29	647,000	645,707
UDR, Inc., 3.00%, 8/15/31	3,935,000	3,618,248
UDR, Inc., 2.10%, 8/1/32	3,436,000	2,924,915
UDR, Inc., 1.90%, 3/15/33	1,609,000	1,326,509
		22,063,298
Retail REITs — 0.5%
Realty Income Corp., 4.00%, 7/15/29	965,000	950,899
Realty Income Corp., 3.40%, 1/15/30	100,000	96,004
Realty Income Corp., 3.25%, 1/15/31	1,841,000	1,732,843
Realty Income Corp., 5.625%, 10/13/32	3,335,000	3,476,724
Realty Income Corp., 4.90%, 7/15/33	383,000	381,904
Realty Income Corp., 5.125%, 4/15/35	2,303,000	2,306,536
		8,944,910
Semiconductors and Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc., 3.92%, 6/1/32	1,391,000	1,352,313
Analog Devices, Inc., 5.05%, 4/1/34	1,349,000	1,374,115
Applied Materials, Inc., 5.85%, 6/15/41	4,046,000	4,275,314
Broadcom, Inc., 4.75%, 4/15/29	215,000	216,881
Broadcom, Inc., 5.05%, 7/12/29	1,149,000	1,169,206
Broadcom, Inc., 4.30%, 11/15/32	3,072,000	2,983,543
Broadcom, Inc., 2.60%, 2/15/33	776,000	676,597
Broadcom, Inc., 4.93%, 5/15/37(2)	1,879,000	1,826,533
KLA Corp., 4.65%, 7/15/32	3,373,000	3,386,738
KLA Corp., 4.70%, 2/1/34	880,000	874,190
Marvell Technology, Inc., 4.75%, 7/15/30	396,000	397,334
Marvell Technology, Inc., 2.95%, 4/15/31	2,098,000	1,933,774
Marvell Technology, Inc., 5.45%, 7/15/35	1,042,000	1,066,542
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	250,000	250,112
QUALCOMM, Inc., 2.15%, 5/20/30	240,000	220,107
QUALCOMM, Inc., 4.25%, 5/20/32	1,254,000	1,235,569
QUALCOMM, Inc., 4.75%, 5/20/32	985,000	991,631
QUALCOMM, Inc., 4.65%, 5/20/35	2,728,000	2,695,120
Texas Instruments, Inc., 4.90%, 3/14/33	835,000	851,116
Texas Instruments, Inc., 4.85%, 2/8/34	1,371,000	1,385,825
		29,162,560
Software — 0.5%
Atlassian Corp., 5.50%, 5/15/34	180,000	179,987
Autodesk, Inc., 2.85%, 1/15/30	1,778,000	1,672,720
Intuit, Inc., 5.20%, 9/15/33	619,000	626,125
Microsoft Corp., 3.50%, 2/12/35(1)	1,148,000	1,067,543
Microsoft Corp., 3.45%, 8/8/36	2,058,000	1,849,480
Oracle Corp., 3.85%, 7/15/36	1,352,000	1,135,587
Oracle Corp., 6.50%, 4/15/38	1,000,000	1,026,460
Salesforce, Inc., 4.50%, 3/15/28	750,000	751,009
Salesforce, Inc., 4.90%, 9/15/31	320,000	320,249
Salesforce, Inc., 5.20%, 3/15/33	265,000	266,672

ServiceNow, Inc., 4.70%, 8/15/31	400,000	400,373
ServiceNow, Inc., 5.05%, 5/15/33	400,000	402,027
		9,698,232
Specialized REITs — 0.9%
American Tower Corp., 2.90%, 1/15/30	1,292,000	1,216,943
American Tower Corp., 4.90%, 3/15/30	940,000	948,819
American Tower Corp., 2.10%, 6/15/30	171,000	154,902
American Tower Corp., 5.65%, 3/15/33	200,000	207,481
American Tower Corp., 5.55%, 7/15/33	595,000	613,349
American Tower Corp., 5.35%, 3/15/35	2,615,000	2,650,752
Crown Castle, Inc., 5.60%, 6/1/29	1,050,000	1,076,530
Crown Castle, Inc., 3.10%, 11/15/29	355,000	337,050
Crown Castle, Inc., 2.10%, 4/1/31	2,895,000	2,546,301
Crown Castle, Inc., 5.10%, 5/1/33	343,000	341,595
Public Storage Operating Co., 2.30%, 5/1/31	1,929,000	1,735,010
Public Storage Operating Co., 2.25%, 11/9/31	554,000	492,348
VICI Properties LP, 5.625%, 4/1/35	1,803,000	1,809,946
Weyerhaeuser Co., 4.00%, 11/15/29	2,033,000	1,992,055
		16,123,081
Specialty Retail — 0.9%
AutoNation, Inc., 4.45%, 1/15/29	874,000	866,371
AutoZone, Inc., 4.75%, 2/1/33	1,735,000	1,715,619
AutoZone, Inc., 5.20%, 8/1/33	2,651,000	2,677,470
Home Depot, Inc., 3.95%, 9/15/30	165,000	162,345
Home Depot, Inc., 1.375%, 3/15/31	850,000	736,735
Home Depot, Inc., 4.95%, 6/25/34	2,438,000	2,450,338
Home Depot, Inc., 5.875%, 12/16/36	4,259,000	4,531,037
Home Depot, Inc., 5.95%, 4/1/41	1,916,000	2,034,540
Lowe's Cos., Inc., 5.50%, 10/15/35	2,504,000	2,578,325
		17,752,780
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc., 4.50%, 2/23/36(1)	775,000	770,685
Dell International LLC/EMC Corp., 6.20%, 7/15/30	125,000	131,994
Dell International LLC/EMC Corp., 5.75%, 2/1/33	1,060,000	1,111,400
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	781,000	780,236
Hewlett Packard Enterprise Co., 6.20%, 10/15/35(1)	2,074,000	2,228,822
HP, Inc., 2.65%, 6/17/31	490,000	440,699
HP, Inc., 4.20%, 4/15/32	726,000	696,816
HP, Inc., 5.50%, 1/15/33(1)	542,000	555,704
NetApp, Inc., 5.50%, 3/17/32	2,915,000	2,985,242
		9,701,598
Transportation Infrastructure — 0.1%
Aon North America, Inc., 5.15%, 3/1/29	1,506,000	1,530,639
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.875%, 8/20/35	628,957	544,698
		2,075,337
Water Utilities — 0.2%
American Water Capital Corp., 2.30%, 6/1/31	2,054,000	1,843,736
American Water Capital Corp., 5.25%, 3/1/35	2,295,000	2,333,347
		4,177,083
Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., 5.30%, 2/15/34	955,000	950,261
T-Mobile USA, Inc., 2.55%, 2/15/31	1,368,000	1,245,371
T-Mobile USA, Inc., 2.25%, 11/15/31	1,237,000	1,090,468
T-Mobile USA, Inc., 5.125%, 5/15/32	1,679,000	1,703,454
T-Mobile USA, Inc., 5.00%, 2/15/36	355,000	350,085

Vodafone Group PLC, 6.25%, 11/30/32	1,785,000	1,910,459
Vodafone Group PLC, 6.15%, 2/27/37	2,882,000	3,099,824
Vodafone Group PLC, 5.00%, 5/30/38(1)	1,312,000	1,288,575
		11,638,497
TOTAL CORPORATE BONDS (Cost $1,187,854,151)		1,180,969,175
U.S. TREASURY SECURITIES — 24.8%
U.S. Treasury Bonds, 4.50%, 8/15/39	5,075,700	4,989,255
U.S. Treasury Bonds, 1.125%, 8/15/40	8,144,700	5,066,894
U.S. Treasury Bonds, 1.375%, 11/15/40	9,240,000	5,938,144
U.S. Treasury Bonds, 2.00%, 11/15/41	13,845,000	9,537,096
U.S. Treasury Bonds, 2.75%, 8/15/42	13,240,000	10,063,952
U.S. Treasury Bonds, 2.875%, 5/15/43	11,530,000	8,801,534
U.S. Treasury Bonds, 3.125%, 8/15/44	10,000,000	7,782,813
U.S. Treasury Bonds, 3.00%, 11/15/44	9,750,000	7,413,047
U.S. Treasury Bonds, 2.50%, 2/15/45	10,830,000	7,539,965
U.S. Treasury Bonds, 2.875%, 8/15/45	5,700,000	4,201,746
U.S. Treasury Bonds, 2.50%, 2/15/46	9,250,000	6,334,443
U.S. Treasury Notes, 0.875%, 6/30/26	11,250,000	11,224,472
U.S. Treasury Notes, 0.625%, 7/31/26	4,750,000	4,726,012
U.S. Treasury Notes, 1.50%, 8/15/26	12,450,000	12,391,160
U.S. Treasury Notes, 3.50%, 9/30/26	9,000,000	8,992,582
U.S. Treasury Notes, 4.125%, 10/31/26	14,500,000	14,519,607
U.S. Treasury Notes, 4.625%, 11/15/26	11,750,000	11,794,830
U.S. Treasury Notes, 1.75%, 12/31/26	3,000,000	2,965,208
U.S. Treasury Notes, 4.25%, 12/31/26	5,650,000	5,664,447
U.S. Treasury Notes, 4.50%, 5/15/27	6,000,000	6,032,856
U.S. Treasury Notes, 3.875%, 5/31/27	8,560,000	8,558,221
U.S. Treasury Notes, 3.875%, 7/15/28	14,010,000	13,968,955
U.S. Treasury Notes, 1.125%, 8/31/28	15,290,000	14,347,216
U.S. Treasury Notes, 1.25%, 9/30/28	13,090,000	12,287,726
U.S. Treasury Notes, 1.375%, 10/31/28	16,740,000	15,724,157
U.S. Treasury Notes, 1.50%, 11/30/28	16,510,000	15,524,237
U.S. Treasury Notes, 1.375%, 12/31/28	11,000,000	10,288,008
U.S. Treasury Notes, 3.50%, 1/15/29	16,000,000	15,785,625
U.S. Treasury Notes, 4.00%, 1/31/29	14,590,000	14,572,332
U.S. Treasury Notes, 2.625%, 2/15/29	12,340,000	11,892,434
U.S. Treasury Notes, 2.375%, 3/31/29	11,760,000	11,238,150
U.S. Treasury Notes, 4.50%, 5/31/29	10,720,000	10,851,906
U.S. Treasury Notes, 1.50%, 2/15/30	9,050,000	8,253,529
U.S. Treasury Notes, 0.625%, 5/15/30	15,550,000	13,594,709
U.S. Treasury Notes, 4.125%, 8/31/30(3)	9,940,000	9,940,194
U.S. Treasury Notes, 3.75%, 12/31/30	7,680,000	7,558,350
U.S. Treasury Notes, 3.75%, 1/31/31	10,750,000	10,576,992
U.S. Treasury Notes, 4.25%, 2/28/31	9,625,000	9,671,245
U.S. Treasury Notes, 1.625%, 5/15/31	7,350,000	6,526,283
U.S. Treasury Notes, 1.875%, 2/15/32	15,750,000	13,900,913
U.S. Treasury Notes, 4.125%, 3/31/32	5,500,000	5,477,334
U.S. Treasury Notes, 2.875%, 5/15/32	14,520,000	13,500,197
U.S. Treasury Notes, 2.75%, 8/15/32	15,760,000	14,488,734
U.S. Treasury Notes, 3.50%, 2/15/33	10,560,000	10,088,925
U.S. Treasury Notes, 4.25%, 5/15/35	8,254,400	8,162,989
U.S. Treasury Notes, 4.25%, 8/15/35	6,500,000	6,420,781
U.S. Treasury Notes, 4.125%, 2/15/36	13,750,000	13,414,844
TOTAL U.S. TREASURY SECURITIES (Cost $466,590,237)		462,595,049

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.8%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.8%
GNMA, 3.50%, TBA	29,000,000	26,114,254
GNMA, 3.50%, TBA	19,000,000	17,119,729
GNMA, 3.50%, TBA	9,500,000	8,551,701
GNMA, 4.50%, TBA	14,000,000	13,470,340
GNMA, 4.50%, TBA	11,000,000	10,572,237
GNMA, 5.00%, TBA	29,500,000	29,097,734
GNMA, 5.00%, TBA	19,000,000	18,765,406
GNMA, 5.00%, TBA	7,500,000	7,390,698
GNMA, 5.50%, TBA	19,000,000	19,088,975
GNMA, 5.50%, TBA	12,000,000	12,075,883
GNMA, 5.50%, TBA	5,000,000	5,017,946
UMBS, 2.00%, TBA	5,000,000	4,593,258
UMBS, 2.00%, TBA	4,500,000	4,133,932
UMBS, 3.00%, TBA	9,000,000	7,861,888
UMBS, 3.00%, TBA	2,000,000	1,745,836
UMBS, 3.50%, TBA	14,000,000	12,727,258
UMBS, 3.50%, TBA	7,000,000	6,358,434
UMBS, 3.50%, TBA	5,000,000	4,782,693
UMBS, 4.00%, TBA	25,000,000	23,389,441
UMBS, 4.00%, TBA	21,000,000	19,650,411
UMBS, 4.00%, TBA	10,000,000	9,363,979
UMBS, 4.00%, TBA	7,000,000	6,793,316
UMBS, 4.00%, TBA	6,000,000	5,827,530
UMBS, 4.50%, TBA	17,000,000	16,322,311
UMBS, 4.50%, TBA	17,000,000	16,304,381
UMBS, 4.50%, TBA	4,500,000	4,452,619
UMBS, 4.50%, TBA	4,500,000	4,448,752
UMBS, 5.00%, TBA	16,000,000	15,721,102
UMBS, 5.00%, TBA	12,000,000	11,807,701
UMBS, 5.50%, TBA	13,000,000	13,038,586
UMBS, 5.50%, TBA	7,000,000	7,031,988
UMBS, 5.50%, TBA	6,000,000	6,013,121
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $370,397,246)		369,633,440
U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
Federal Farm Credit Banks Funding Corp., 4.375%, 6/23/26	750,000	750,258
Federal Farm Credit Banks Funding Corp., 3.625%, 9/15/26	1,000,000	999,708
FHLB, 1.05%, 8/13/26	500,000	497,241
FHLB, 4.00%, 10/9/26	450,000	450,424
FHLB, 4.625%, 11/17/26	930,000	933,901
FHLB, 3.25%, 6/9/28	500,000	492,631
FHLB, 3.25%, 11/16/28	820,000	806,913
FHLMC, 0.80%, 10/27/26	1,000,000	987,678
FHLMC, 6.75%, 9/15/29	260,000	281,280
FHLMC, 6.75%, 3/15/31	1,341,000	1,493,204
FHLMC, 6.25%, 7/15/32	949,000	1,051,054
FNMA, 6.25%, 5/15/29	485,000	514,347
FNMA, 7.25%, 5/15/30	610,000	678,795
FNMA, 6.625%, 11/15/30	597,000	657,264
Tennessee Valley Authority, 3.875%, 3/15/28	1,218,000	1,216,276
Tennessee Valley Authority, 7.125%, 5/1/30	1,159,000	1,281,252
Tennessee Valley Authority, 1.50%, 9/15/31	500,000	435,698
Tennessee Valley Authority, 4.875%, 5/15/35	650,000	665,238
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $14,234,056)		14,193,162

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Canada — 0.2%
Export Development Canada, 3.875%, 2/14/28	1,045,000	1,042,818
Export Development Canada, 4.125%, 2/13/29	965,000	967,098
Export Development Canada, 4.00%, 6/20/30	750,000	747,069
		2,756,985
Sweden — 0.0%
Svensk Exportkredit AB, 2.25%, 3/22/27	450,000	444,133
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,218,635)		3,201,118
SHORT-TERM INVESTMENTS — 10.3%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	359,310	359,310
State Street Navigator Securities Lending Government Money Market Portfolio(4)	10,742,488	10,742,488
		11,101,798
Treasury Bills(5) — 9.7%
U.S. Treasury Bills, 3.69%, 6/2/26	15,000,000	14,998,516
U.S. Treasury Bills, 3.69%, 6/4/26	9,000,000	8,997,266
U.S. Treasury Bills, 3.70%, 6/11/26	10,000,000	9,989,961
U.S. Treasury Bills, 3.69%, 6/16/26	25,000,000	24,962,180
U.S. Treasury Bills, 3.67%, 6/23/26	25,000,000	24,944,557
U.S. Treasury Bills, 3.68%, 6/30/26	22,000,000	21,935,823
U.S. Treasury Bills, 3.66%, 7/2/26	25,000,000	24,922,285
U.S. Treasury Bills, 3.71%, 7/9/26	20,000,000	19,923,525
U.S. Treasury Bills, 3.65%, 7/14/26	5,000,000	4,978,440
U.S. Treasury Bills, 3.70%, 7/21/26	25,000,000	24,874,488
		180,527,041
TOTAL SHORT-TERM INVESTMENTS (Cost $191,631,977)		191,628,839
TOTAL INVESTMENT SECURITIES — 119.0% (Cost $2,233,926,302)		2,222,220,783
OTHER ASSETS AND LIABILITIES — (19.0)%		(354,244,925)
TOTAL NET ASSETS — 100.0%		$1,867,975,858

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	15	September 2026	$1,683,281	$13,408
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 46	Sell	1.00%	6/20/31	$35,000,000	$575,686	$279,652	$855,338
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,455,141. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $21,111,971, which represented 1.1% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,562,471.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,744,639, which includes securities collateral of $2,151.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$1,180,969,175	—
U.S. Treasury Securities	—	462,595,049	—
U.S. Government Agency Mortgage-Backed Securities	—	369,633,440	—
U.S. Government Agency Securities	—	14,193,162	—
Sovereign Governments and Agencies	—	3,201,118	—
Short-Term Investments	$11,101,798	180,527,041	—
	$11,101,798	$2,211,118,985	—
Other Financial Instruments
Futures Contracts	$13,408	—	—
Swap Agreements	—	$855,338	—
	$13,408	$855,338	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.